UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


          Report for the Calendar Year or Quarter Ended: March 31, 2000



                          Beford Falls Investors, L.P.
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Name of Institutional Investment Manager

     660 Madison Avenue               New York           New York          10021
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Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-03479

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Name, Title and Telephone Number of Person Submitting Report:


Karen Finerman                    President                       (212) 486-8100
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Name                               (Title)                            (Phone)


Signature, Place and Date of Signing:

/s/ Karen Finerman
-------------------------------
Karen Finerman
660 Madison Avenue
New York, New York 10021
05//00


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Number of Other Included Managers: None
                                  ---------
Form 13F Information Table Entry Total: 65
                                       ----
Form 13F Information Table Value Total: $147,088,000
                                       --------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          BEFORD FALLS INVESTORS, L.P.

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 03/31/00

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ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
3Com Corp                              COM     885535104      556    10000           10000                 10000
AK Steel Holding Corp.                 COM     001547108     1242   119700          119700                119700
America Online Inc.                    COM     02364J104     1031    15292           15292                 15292
ARV Assisted Living                    COM     00204C107      790   549500          549500                549500
At Home Corp                           COM     045919107     2437    73974  SERA     73974                 73974
AT&T                                   COM     001957109     1071    19000           19000                 19000
Atlantic Richfield                     COM     048825103     5950    70000  CALL     70000                 70000
B.F. Goodrich & Co                     COM     382388106      892    31080           31080                 31080
Boeing                                 COM     097023905     1607    42500  CALL     42500                 42500
Bogen Communications Int'l             COM     097189104     6930   825043          825043                825043
C Cube Microsystems Inc.               COM     125015107     2294    31500           31500                 31500
Cable & Wireless Communication   SPONS ADR     12682P104     1519    90000           90000                 90000
Canadian Occidental Petroleum          COM     136420106     1376    60000           60000                 60000
CE Franklin Ltd.                       COM     125151100      661    91200           91200                 91200
Columbia Energy Group                  COM      19764808     1778    30000  CALL     30000                 30000
Columbus McKinnon Corp.                COM     199333105     4550   350000          350000                350000
Critical Path                          COM     22674V100      608     7154            7154                  7154
DaimlerChrysler AG                     ORD     D1668R123     4111    62823           62823                 62823
Dana Corp                              COM     235811106      705    25000           25000                 25000
Dominion Res Inc. VA New               COM     25746U109     1538    40000           40000                 40000
Earthgrains                            COM     270319106      744    50000           50000                 50000
Edwards Lifesciences Corp              COM    28176E 108      678    50000           50000                 50000
Maxcor Financial Group, Inc.           COM     31769Q108       40    15000           15000                 15000
Forest Oil Corporation                 COM     346091606      611    57500           57500                 57500
General Dynamics Corp                  COM     369550108     1990    40000           40000                 40000
General Motors                         COM     370442105     4555    55000           55000                 55000
General Motors                         COM     370442952    16563   200000   PUT    200000                200000
Global Crossing Ltd                    COM     G3921A100     5866   143300          143300                143300
Global LT Telecomm                     COM     37934X100     1538    75000           75000                 75000
Hartford Life Inc.                     COM     416592103      703    15000           15000                 15000
John Hancock Financial Services        COM     410145106      181    10000           10000                 10000
Johnson & Johnson                      COM     478160104     3591    51120           51120                 51120
Kellstrom Industries                   COM     488035106      829   145000          145000                145000
Kellstrom Industries                   COM     488035106       86    15000 WRNTS     15000                 15000
LHS Group Inc.                         COM     501938104     1460    32500           32500                 32500
Lucent Technologies Inc.               COM     549463107     2302    37125           37125                 37125
Manulife Financial Corp                COM     56501R106      250    17000           17000                 17000
Mattel Inc.                            COM     577081102      556    52920           52920                 52920
MCI Worldcom                           COM     55268B106     5894   130081          130081                130081
McKesson HBOC, Inc.                    COM     58155Q103      420    20000           20000                 20000
McKesson HBOC, Inc.                    COM     58155Q903     2100   100000  CALL    100000                100000
MediaOne Group                         COM     58440J104     2430    30000           30000                 30000
MediaOne Group                         COM     58440J904     7695    95000  CALL     95000                 95000
Nabisco Holdings Corp                  COM     629526104     6450   200000   CLA    200000                200000
Palm Inc.                              COM     696642907     4936   110000   PUT    110000                110000
Paradyne Networks Inc.                 COM     69911G107      620    20000           20000                 20000
Philip Morris                          COM     718154907     2432   117200  CALL    117200                117200
Quintiles Transnational Corp.          COM     748762101      510    29890           29890                 29890
Roslyn Bancorp Inc                     COM     778162107     1136    63755           63755                 63755
Scottish Power                         COM     81013T705     1217   150800          150800                150800
Seagate Technology Inc.                COM     811804103     1205    20000           20000                 20000
Southdown Inc.                         COM     841297104      593    10000           10000                 10000
TC Pipelines LP                        COM     87233Q108      386    24400           24400                 24400
The Walt Disney Co.                    COM     254687106     2475    60000  CALL     60000                 60000
Tyco International Inc                 COM     902124106     3146    62762           62762                 62762
US West                                COM     91273H101     7928   110000  CALL    110000                110000
Viskase Companies                      COM     92831R102        0    10400           10400                 10400
Vodafone Airtouch  Plc                 ADR     92857T107     1295    23300           23300                 23300
Warner Lambert                         COM     934488907     6336    65000  CALL     65000                 65000
Westell Technologies Inc               COM     957541105     2240    70290   CLA     70290                 70290
Westminster Capital                    COM     960631109       85    31800           31800                 31800
Willis Lease Finance Corp              COM     970646105      183    29800           29800                 29800
Wyndham International Inc.             COM     983101106      300   160000          160000                160000
York International Corp                COM     986670107      234    10000           10000                 10000
York International Corp                COM     986670907      655    28000  CALL     28000                 28000


